Cover	Jun. 05, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 05, 2023
Entity Registrant Name	THOUGHTWORKS HOLDING, INC.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001866550
Amendment Flag	false